Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Obligations under capital leases	¥ 40,947	¥ 37,811
Loan participation borrowings	90,639	64,524
Senior borrowings and bonds	11,119,136	11,576,384
Subordinated borrowings and bonds	3,278,692	3,086,808
Total	¥ 14,529,414	¥ 14,765,527